UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-22083

Fidelity Central Investment Portfolios II LLC

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Mortgage Backed Securities Central Fund

November 30, 2017

MBSCEN-QTLY-0118
1.841407.111

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 91.8%
	Principal Amount	Value
Fannie Mae - 48.4%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	105,030	109,736
12 month U.S. LIBOR + 1.480% 3.312% 7/1/34 (a)(b)	48,530	50,633
12 month U.S. LIBOR + 1.495% 3.081% 1/1/35 (a)(b)	167,718	172,618
12 month U.S. LIBOR + 1.507% 3.2% 7/1/37 (a)(b)	29,592	30,928
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (a)(b)	210,918	217,650
12 month U.S. LIBOR + 1.565% 3.315% 3/1/37 (a)(b)	45,454	47,721
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	216,327	226,438
12 month U.S. LIBOR + 1.617% 3.267% 3/1/33 (a)(b)	113,977	119,250
12 month U.S. LIBOR + 1.641% 3.368% 9/1/36 (a)(b)	87,203	90,107
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	59,430	62,311
12 month U.S. LIBOR + 1.645% 3.31% 6/1/47 (a)(b)	111,816	118,396
12 month U.S. LIBOR + 1.718% 3.45% 5/1/35 (a)(b)	279,056	293,224
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (a)(b)	386,023	402,399
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (a)(b)	93,131	98,118
12 month U.S. LIBOR + 1.730% 2.772% 7/1/43 (a)(b)	7,501,184	7,831,971
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (a)(b)	482,525	511,231
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (a)(b)	124,191	130,099
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (a)(b)	1,064,936	1,126,326
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (a)(b)	1,049,609	1,101,283
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (a)(b)	339,989	353,694
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (a)(b)	107,340	112,708
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (a)(b)	237,742	252,490
12 month U.S. LIBOR + 1.812% 3.464% 12/1/40 (a)(b)	9,756,002	10,233,890
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (a)(b)	114,761	120,268
12 month U.S. LIBOR + 1.815% 3.565% 9/1/41 (a)(b)	352,731	367,037
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (a)(b)	1,550,880	1,625,780
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (a)(b)	223,694	237,034
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (a)(b)	285,137	297,195
12 month U.S. LIBOR + 1.825% 3.504% 2/1/35 (a)(b)	1,300,381	1,376,071
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (a)(b)	185,340	192,564
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (a)(b)	179,564	190,240
12 month U.S. LIBOR + 1.900% 3.718% 7/1/37 (a)(b)	253,720	264,361
6 month U.S. LIBOR + 1.375% 2.875% 10/1/34 (a)(b)	2,324	2,397
6 month U.S. LIBOR + 1.475% 2.892% 10/1/33 (a)(b)	2,190	2,256
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (a)(b)	1,387	1,437
6 month U.S. LIBOR + 1.505% 2.88% 1/1/35 (a)(b)	317,481	327,713
6 month U.S. LIBOR + 1.510% 2.915% 2/1/33 (a)(b)	1,384	1,427
6 month U.S. LIBOR + 1.535% 2.939% 12/1/34 (a)(b)	56,263	58,116
6 month U.S. LIBOR + 1.535% 2.958% 3/1/35 (a)(b)	27,982	28,916
6 month U.S. LIBOR + 1.556% 3.014% 10/1/33 (a)(b)	21,451	22,222
6 month U.S. LIBOR + 1.565% 2.94% 7/1/35 (a)(b)	29,840	30,882
6 month U.S. LIBOR + 1.740% 3.115% 12/1/34 (a)(b)	6,646	6,941
6 month U.S. LIBOR + 1.960% 3.46% 9/1/35 (a)(b)	46,261	48,684
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	66,692	70,474
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.181% 6/1/36 (a)(b)	371,478	393,127
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (a)(b)	129,014	136,385
U.S. TREASURY 1 YEAR INDEX + 2.447% 3.452% 7/1/34 (a)(b)	281,614	297,047
2.5% 11/1/27 to 8/1/43	174,515,544	173,710,200
3% 12/1/23 to 2/1/47	1,019,925,258	1,027,749,233
3% 12/1/32 (c)	29,350,000	29,893,433
3% 12/1/32 (c)	12,400,000	12,629,593
3% 12/1/32 (c)	7,800,000	7,944,422
3% 12/1/47 (c)	22,100,000	22,033,386
3.25% 12/1/41	47,918	48,744
3.4% 7/1/42 to 9/1/42	1,222,467	1,254,028
3.5% 3/1/26 to 10/1/56	758,851,075	782,659,924
3.5% 12/1/47 (c)	49,500,000	50,740,099
3.5% 12/1/47 (c)	49,500,000	50,740,099
3.5% 12/1/47 (c)	16,500,000	16,913,366
3.5% 12/1/47 (c)	48,200,000	49,407,531
3.5% 12/1/47 (c)	48,100,000	49,305,025
3.525% 5/1/42 to 6/1/42	133,953	138,578
3.65% 5/1/42 to 8/1/42	744,967	773,373
3.9% 4/1/42	154,084	161,819
4% 9/1/24 to 10/1/47	527,206,211	554,461,348
4% 12/1/47 (c)	11,800,000	12,327,695
4% 12/1/47 (c)	10,500,000	10,969,559
4.025% 5/1/42 to 8/1/42	241,141	254,915
4.25% 11/1/41	293,028	312,133
4.5% 11/1/19 to 8/1/56	152,086,542	163,457,808
4.5% 12/1/47 (c)	9,400,000	9,998,625
5% 3/1/18 to 8/1/56	141,623,016	154,411,543
5.255% 8/1/41	3,378,899	3,663,179
5.5% 1/1/18 to 9/1/41	75,825,037	84,386,311
6% 7/1/19 to 1/1/42	35,635,619	40,020,019
6.309% 2/1/39	5,996,098	6,542,174
6.5% 1/1/18 to 8/1/39	31,760,605	35,860,571
7% 9/1/21 to 7/1/37	2,118,380	2,423,601
7.5% 12/1/22 to 2/1/32	941,492	1,087,015
8% 7/1/29 to 3/1/37	24,605	29,460
8.5% 12/1/19 to 8/1/23	499	543
9.5% 6/1/18 to 2/1/25	5,341	5,510
		3,386,106,657
Freddie Mac - 22.8%
12 month U.S. LIBOR + 1.325% 2.938% 1/1/36 (a)(b)	92,927	96,071
12 month U.S. LIBOR + 1.325% 2.95% 3/1/37 (a)(b)	29,524	30,558
12 month U.S. LIBOR + 1.375% 2.996% 3/1/36 (a)(b)	244,386	253,927
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (a)(b)	248,943	256,159
12 month U.S. LIBOR + 1.515% 3.099% 11/1/35 (a)(b)	142,262	148,524
12 month U.S. LIBOR + 1.750% 3.249% 7/1/41 (a)(b)	1,329,772	1,406,478
12 month U.S. LIBOR + 1.750% 3.411% 12/1/40 (a)(b)	5,259,934	5,461,176
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (a)(b)	1,824,805	1,887,251
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (a)(b)	64,824	68,581
12 month U.S. LIBOR + 1.864% 3.614% 4/1/36 (a)(b)	145,714	154,096
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (a)(b)	941,823	984,081
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (a)(b)	197,123	207,484
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (a)(b)	230,424	244,136
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (a)(b)	236,066	246,250
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (a)(b)	216,182	229,592
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (a)(b)	285,453	298,245
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (a)(b)	260,656	272,390
12 month U.S. LIBOR + 1.920% 3.67% 6/1/36 (a)(b)	36,980	39,189
12 month U.S. LIBOR + 1.993% 5.14% 4/1/38 (a)(b)	198,568	209,920
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	102,768	109,143
12 month U.S. LIBOR + 2.197% 3.772% 3/1/33 (a)(b)	3,274	3,462
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (a)(b)	200,358	212,786
6 month U.S. LIBOR + 1.125% 2.549% 8/1/37 (a)(b)	60,977	62,064
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35(a)(b)	80,743	83,030
6 month U.S. LIBOR + 1.608% 2.955% 12/1/35 (a)(b)	124,346	128,641
6 month U.S. LIBOR + 1.647% 3.04% 2/1/37 (a)(b)	246,853	257,042
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (a)(b)	50,704	52,855
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (a)(b)	94,324	98,548
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (a)(b)	46,980	48,814
6 month U.S. LIBOR + 1.932% 3.275% 10/1/36 (a)(b)	352,405	363,521
6 month U.S. LIBOR + 1.976% 3.39% 10/1/35 (a)(b)	212,085	222,546
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (a)(b)	42,720	45,084
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (a)(b)	130,107	134,924
6 month U.S. LIBOR + 2.066% 3.454% 6/1/37 (a)(b)	70,803	74,816
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (a)(b)	337,058	357,967
U.S. TREASURY 1 YEAR INDEX + 2.035% 2.904% 6/1/33 (a)(b)	295,843	308,016
U.S. TREASURY 1 YEAR INDEX + 2.267% 3.215% 6/1/33 (a)(b)	715,245	753,999
U.S. TREASURY 1 YEAR INDEX + 2.418% 3.243% 3/1/35 (a)(b)	1,302,922	1,372,876
2.5% 7/1/31	10,131,657	10,136,802
3% 10/1/28 to 12/1/46	436,339,066	439,010,564
3.5% 6/1/27 to 9/1/46 (d)(e)(f)	577,951,239	597,052,077
3.5% 8/1/47	43,786,932	44,921,535
4% 6/1/33 to 6/1/47	312,398,517	328,600,548
4.5% 6/1/25 to 5/1/45	69,815,434	74,922,288
5% 3/1/19 to 7/1/41	42,753,251	46,802,947
5.5% 12/1/17 to 6/1/41	20,044,212	22,236,707
6% 2/1/19 to 12/1/37	4,193,272	4,715,239
6.5% 5/1/18 to 9/1/39	7,457,288	8,488,462
7% 6/1/21 to 9/1/36	1,931,309	2,222,193
7.5% 6/1/26 to 6/1/32	40,761	47,449
8% 7/1/24 to 1/1/37	60,547	71,437
8.5% 9/1/19 to 9/1/29	50,671	58,061
9% 10/1/20	31	33
9.5% 5/1/21 to 7/1/21	185	196
10% 2/1/20 to 11/1/20	83	86
11% 7/1/19 to 9/1/20	23	24
		1,596,470,890
Ginnie Mae - 20.6%
3.5% 11/15/40 to 7/20/46 (d)	358,855,343	372,786,654
4% 2/15/39 to 1/15/47	230,006,485	242,691,060
4.5% 6/20/33 to 8/15/41	126,965,481	135,764,520
5% 12/15/32 to 9/15/41	34,429,893	37,914,099
5.5% 6/15/33 to 9/15/39	4,159,662	4,672,637
6% 10/15/30 to 5/15/40	5,253,575	6,063,604
7% 10/15/22 to 3/15/33	1,989,597	2,313,060
7.5% 8/15/21 to 9/15/31	876,060	999,265
8% 11/15/21 to 11/15/29	284,709	321,758
8.5% 10/15/21 to 1/15/31	52,285	61,071
9% 9/15/19 to 1/15/23	1,352	1,439
9.5% 12/15/20 to 2/15/25	535	574
3% 5/15/42 to 5/20/47	562,626,204	567,667,146
3% 12/1/47 (c)	24,300,000	24,482,870
3% 12/1/47 (c)	14,800,000	14,911,377
3.5% 12/1/47 (c)	27,470,000	28,399,258
6.5% 3/20/31 to 11/15/37	592,167	680,297
11% 9/20/19	513	538
		1,439,731,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $6,468,828,948)		6,422,308,774

Asset-Backed Securities - 0.3%
Navient Student Loan Trust:		$
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (a)(b)(g)	4,550,000	4,585,461
Series 2017-4A Class A1, 1 month U.S. LIBOR + 0.300% 1.5675% 9/27/66 (a)(b)(g)	15,952,114	15,952,259
TOTAL ASSET-BACKED SECURITIES
(Cost $20,533,857)		20,537,720

Collateralized Mortgage Obligations - 9.4%
U.S. Government Agency - 9.4%
Fannie Mae:
floater:	$	$
Series 2002-18 Class FD, 1 month U.S. LIBOR + 0.800% 2.1275% 2/25/32 (a)(b)	38,192	38,801
Series 2002-39 Class FD, 1 month U.S. LIBOR + 1.000% 2.2827% 3/18/32 (a)(b)	67,417	68,762
Series 2002-60 Class FV, 1 month U.S. LIBOR + 1.000% 2.3275% 4/25/32 (a)(b)	82,472	84,192
Series 2002-63 Class FN, 1 month U.S. LIBOR + 1.000% 2.3275% 10/25/32 (a)(b)	108,600	110,803
Series 2002-7 Class FC, 1 month U.S. LIBOR + 0.750% 2.0775% 1/25/32 (a)(b)	39,353	39,954
Series 2002-94 Class FB, 1 month U.S. LIBOR + 0.400% 1.7275% 1/25/18 (a)(b)	327	327
Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.7725% 12/25/33 (a)(h)(i)	1,292,766	297,467
Series 2006-104 Class GI, 6.680% - 1 month U.S. LIBOR 5.3525% 11/25/36 (a)(h)(i)	963,369	169,707
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	44,454	46,925
Series 1993-207 Class H, 6.5% 11/25/23	637,712	689,889
Series 1996-28 Class PK, 6.5% 7/25/25	206,892	224,469
Series 1999-17 Class PG, 6% 4/25/29	598,703	653,983
Series 1999-32 Class PL, 6% 7/25/29	569,161	622,483
Series 1999-33 Class PK, 6% 7/25/29	405,637	444,223
Series 2001-52 Class YZ, 6.5% 10/25/31	49,699	56,494
Series 2003-28 Class KG, 5.5% 4/25/23	365,697	385,944
Series 2005-102 Class CO 11/25/35 (j)	319,360	284,491
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.0985% 8/25/35 (a)(i)	109,282	132,871
Series 2005-81 Class PC, 5.5% 9/25/35	770,459	833,837
Series 2006-12 Class BO 10/25/35 (j)	1,432,145	1,278,015
Series 2006-37 Class OW 5/25/36 (j)	135,014	117,793
Series 2006-45 Class OP 6/25/36 (j)	433,862	379,432
Series 2006-62 Class KP 4/25/36 (j)	704,443	615,563
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	124,443	142,241
Series 1999-25 Class Z, 6% 6/25/29	444,448	493,570
Series 2001-20 Class Z, 6% 5/25/31	637,411	690,808
Series 2001-31 Class ZC, 6.5% 7/25/31	324,183	365,700
Series 2002-16 Class ZD, 6.5% 4/25/32	174,271	198,188
Series 2002-74 Class SV, 7.550%- 1 month U.S. LIBOR 6.2225% 11/25/32 (a)(h)(i)	830,145	126,293
Series 2012-17 Class BC, 3.5% 3/25/27	5,391,000	5,568,467
Series 2012-67 Class AI, 4.5% 7/25/27 (h)	2,053,251	215,139
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.3125% 12/25/36 (a)(h)(i)	623,220	125,146
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.1125% 5/25/37 (a)(h)(i)	361,692	62,801
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.0449% 9/25/23 (a)(i)	27,084	33,037
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.7725% 3/25/33 (a)(h)(i)	87,236	16,944
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.1725% 5/25/18 (a)(h)(i)	4,348	45
Series 2005-72 Class ZC, 5.5% 8/25/35	4,683,242	5,057,317
Series 2005-79 Class ZC, 5.9% 9/25/35	2,197,487	2,491,993
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 32.655% 6/25/37 (a)(i)	308,100	595,477
Series 2007-66:
Class SA, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (a)(i)	465,066	889,619
Class SB, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (a)(i)	193,948	335,237
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.0225% 3/25/38 (a)(h)(i)	2,470,821	394,641
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.9225% 3/25/24 (a)(h)(i)	298	2
Series 2009-76 Class MI, 5.5% 9/25/24 (h)	20,294	531
Series 2009-85 Class IB, 4.5% 8/25/24 (h)	144,643	5,742
Series 2009-93 Class IC, 4.5% 9/25/24 (h)	206,822	7,797
Series 2010-112 Class SG, 6.360% - 1 month U.S. LIBOR 5.0325% 6/25/21 (a)(h)(i)	124,381	3,543
Series 2010-12 Class AI, 5% 12/25/18 (h)	149,034	1,320
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.7225% 12/25/40 (a)(h)(i)	2,325,002	353,188
Series 2010-139 Class NI, 4.5% 2/25/40 (h)	2,119,434	231,527
Series 2010-150 Class ZC, 4.75% 1/25/41	7,917,462	8,696,923
Series 2010-17 Class DI, 4.5% 6/25/21 (h)	95,393	2,641
Series 2010-23:
Class AI, 5% 12/25/18 (h)	35,859	347
Class HI, 4.5% 10/25/18 (h)	62,836	802
Series 2010-29 Class LI, 4.5% 6/25/19 (h)	148,815	1,587
Series 2010-95 Class ZC, 5% 9/25/40	16,402,885	18,121,894
Series 2010-97 Class CI, 4.5% 8/25/25 (h)	561,744	30,664
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.2825% 4/25/41 (a)(h)(i)	5,189,925	722,249
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.2225% 11/25/41 (a)(h)(i)	5,311,497	876,753
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.2725% 8/25/39 (a)(h)(i)	4,438,028	550,516
Series 2011-39 Class ZA, 6% 11/25/32	1,652,297	1,847,896
Series 2011-4 Class PZ, 5% 2/25/41	3,202,143	3,605,427
Series 2011-67 Class AI, 4% 7/25/26 (h)	658,014	61,772
Series 2011-83 Class DI, 6% 9/25/26 (h)	892,810	84,270
Series 2012-100 Class WI, 3% 9/25/27 (h)	7,947,809	744,633
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.3225% 12/25/30 (a)(h)(i)	2,890,792	357,067
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.1225% 5/25/42 (a)(h)(i)	11,021,630	2,047,798
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.2225% 6/25/41 (a)(h)(i)	4,187,702	565,056
Series 2013-133 Class IB, 3% 4/25/32 (h)	5,501,862	498,030
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.7225% 1/25/44 (a)(h)(i)	2,500,809	396,041
Series 2013-51 Class GI, 3% 10/25/32 (h)	1,807,391	178,868
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.3925% 6/25/35 (a)(h)(i)	1,978,416	351,325
Series 2015-42:
Class IL, 6% 6/25/45 (h)	10,966,434	2,578,048
Class LS, 6.200% - 1 month U.S. LIBOR 4.8725% 6/25/45 (a)(h)(i)	10,714,959	1,640,477
Series 2015-70 Class JC, 3% 10/25/45	11,945,963	12,082,906
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.7725% 5/25/39 (a)(h)(i)	21,643,888	3,522,439
Series 2017-30 Class AI, 5.5% 5/25/47	5,326,378	1,210,898
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339:
Class 29, 5.5% 8/25/18 (h)	3,760	26
Class 5, 5.5% 7/25/33 (h)	350,876	69,694
Series 343 Class 16, 5.5% 5/25/34 (h)	302,045	54,044
Series 348 Class 14, 6.5% 8/25/34 (a)(h)	216,336	50,109
Series 351:
Class 12, 5.5% 4/25/34 (a)(h)	139,070	24,125
Class 13, 6% 3/25/34 (h)	189,452	37,353
Series 359 Class 19, 6% 7/25/35 (a)(h)	122,161	23,063
Series 384 Class 6, 5% 7/25/37 (h)	1,526,556	281,447
Freddie Mac:
floater:
Series 2412 Class FK, 1 month U.S. LIBOR + 0.800% 2.0503% 1/15/32 (a)(b)	29,785	30,255
Series 2423 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (a)(b)	41,607	42,374
Series 2424 Class FM, 1 month U.S. LIBOR + 1.000% 2.2503% 3/15/32 (a)(b)	47,283	48,222
Series 2432:
Class FE, 1 month U.S. LIBOR + 0.900% 2.1503% 6/15/31 (a)(b)	79,742	81,120
Class FG, 1 month U.S. LIBOR + 0.900% 2.1503% 3/15/32 (a)(b)	24,968	25,411
Series 3346 Class FA, 1 month U.S. LIBOR + 0.230% 1.4803% 2/15/19 (a)(b)	7,896	7,896
floater target amortization class Series 3366 Class FD, 1 month U.S. LIBOR + 0.250% 1.5003% 5/15/37 (a)(b)	1,794,250	1,791,985
planned amortization class:
Series 2006-15 Class OP 3/25/36 (j)	1,273,019	1,112,298
Series 2095 Class PE, 6% 11/15/28	659,788	723,098
Series 2101 Class PD, 6% 11/15/28	60,077	63,848
Series 2121 Class MG, 6% 2/15/29	271,301	297,319
Series 2131 Class BG, 6% 3/15/29	1,858,757	2,040,649
Series 2137 Class PG, 6% 3/15/29	293,722	318,724
Series 2154 Class PT, 6% 5/15/29	476,079	522,981
Series 2162 Class PH, 6% 6/15/29	110,387	119,119
Series 2520 Class BE, 6% 11/15/32	598,482	639,291
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3497% 3/15/23 (a)(h)(i)	30,463	2,330
Series 2693 Class MD, 5.5% 10/15/33	1,658,068	1,833,382
Series 2802 Class OB, 6% 5/15/34	1,053,236	1,139,112
Series 2937 Class KC, 4.5% 2/15/20	571,208	577,696
Series 2962 Class BE, 4.5% 4/15/20	828,211	844,500
Series 3002 Class NE, 5% 7/15/35	1,677,228	1,803,302
Series 3110 Class OP 9/15/35 (j)	802,418	736,088
Series 3119 Class PO 2/15/36 (j)	1,467,757	1,278,745
Series 3121 Class KO 3/15/36 (j)	258,941	227,457
Series 3123 Class LO 3/15/36 (j)	826,129	722,202
Series 3145 Class GO 4/15/36 (j)	775,598	678,136
Series 3189 Class PD, 6% 7/15/36	1,554,391	1,752,588
Series 3225 Class EO 10/15/36 (j)	463,747	405,728
Series 3258 Class PM, 5.5% 12/15/36	770,788	838,431
Series 3415 Class PC, 5% 12/15/37	598,016	644,424
Series 3786 Class HI, 4% 3/15/38 (h)	1,978,398	155,280
Series 3806 Class UP, 4.5% 2/15/41	4,563,174	4,807,524
Series 3832 Class PE, 5% 3/15/41	4,305,283	4,722,569
sequential payer:
Series 2135 Class JE, 6% 3/15/29	134,691	147,939
Series 2274 Class ZM, 6.5% 1/15/31	152,881	172,204
Series 2281 Class ZB, 6% 3/15/30	367,113	389,395
Series 2303 Class ZV, 6% 4/15/31	156,235	171,910
Series 2357 Class ZB, 6.5% 9/15/31	1,124,756	1,283,093
Series 2502 Class ZC, 6% 9/15/32	312,984	335,789
Series 2519 Class ZD, 5.5% 11/15/32	515,414	546,854
Series 2546 Class MJ, 5.5% 3/15/23	225,565	234,763
Series 2601 Class TB, 5.5% 4/15/23	106,928	113,045
Series 2998 Class LY, 5.5% 7/15/25	329,291	351,265
Series 3871 Class KB, 5.5% 6/15/41	6,352,564	7,268,949
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3497% 2/15/36 (a)(h)(i)	554,142	105,672
Series 2013-4281 Class AI, 4% 12/15/28 (h)	6,707,625	580,919
Series 2017-4683 Class LM, 3% 5/15/47	13,300,045	13,451,918
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.6732% 8/15/24 (a)(i)	12,759	17,712
Class SD, 86.400% - 1 month U.S. LIBOR 70.1964% 8/15/24 (a)(i)	18,770	33,403
Series 2933 Class ZM, 5.75% 2/15/35	4,583,275	5,247,011
Series 2935 Class ZK, 5.5% 2/15/35	5,601,428	6,225,933
Series 2947 Class XZ, 6% 3/15/35	2,072,663	2,271,916
Series 2996 Class ZD, 5.5% 6/15/35	3,550,175	4,021,155
Series 3055 Class CS, 6.590%- 1 month U.S. LIBOR 5.3397% 10/15/35 (a)(h)(i)	762,866	141,634
Series 3237 Class C, 5.5% 11/15/36	5,332,475	5,960,181
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4097% 11/15/36 (a)(h)(i)	1,862,515	343,256
Series 3284 Class CI, 6.120%- 1 month U.S. LIBOR 4.8697% 3/15/37 (a)(h)(i)	4,283,789	722,632
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.4997% 3/15/37 (a)(h)(i)	2,695,247	525,499
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5097% 4/15/37 (a)(h)(i)	4,109,745	824,882
Series 3336 Class LI, 6.580%- 1 month U.S. LIBOR 5.3297% 6/15/37 (a)(h)(i)	1,291,530	212,361
Series 3772 Class BI, 4.5% 10/15/18 (h)	224,189	2,555
Series 3949 Class MK, 4.5% 10/15/34	1,201,504	1,272,140
Series 3955 Class GS, 5.950% - 1 month U.S. LIBOR 4.6997% 9/15/41 (a)(h)(i)	4,773,611	701,665
Series 4055 Class BI, 3.5% 5/15/31 (h)	5,321,487	541,536
Series 4149 Class IO, 3% 1/15/33 (h)	776,779	98,052
Series 4314 Class AI, 5% 3/15/34 (h)	1,996,447	215,912
Series 4427 Class LI, 3.5% 2/15/34 (h)	8,740,249	1,066,060
Series 4471 Class PA 4% 12/15/40	14,240,969	14,742,128
target amortization class Series 2156 Class TC, 6.25% 5/15/29	368,420	392,037
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1 month U.S. LIBOR + 0.900% 2.1503% 2/15/24 (a)(b)	145,072	146,639
sequential payer:
Series 2043 Class ZH, 6% 4/15/28	234,852	257,558
Series 2056 Class Z, 6% 5/15/28	536,084	587,154
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	13,101,623	13,786,755
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4265% 6/16/37 (a)(h)(i)	808,028	158,019
Series 2010-H03 Class FA, 1 month U.S. LIBOR + 0.550% 1.79% 3/20/60 (a)(b)(k)	10,265,245	10,268,841
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 7/20/60 (a)(b)(k)	1,176,240	1,168,542
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5333% 9/20/60 (a)(b)(k)	1,427,372	1,417,197
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5333% 8/20/60 (a)(b)(k)	1,600,644	1,589,188
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 1.6133% 12/20/60 (a)(b)(k)	2,865,483	2,851,211
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 12/20/60 (a)(b)(k)	4,466,963	4,462,488
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 2/20/61 (a)(b)(k)	8,881,259	8,872,808
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 1.7233% 2/20/61 (a)(b)(k)	11,643,349	11,629,267
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 4/20/61 (a)(b)(k)	3,977,472	3,973,497
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (a)(b)(k)	4,872,375	4,867,152
Class FC, 1 month U.S. LIBOR + 0.500% 1.7333% 5/20/61 (a)(b)(k)	4,312,690	4,308,203
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 1.7633% 6/20/61 (a)(b)(k)	5,545,708	5,544,675
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 1.7833% 9/20/61 (a)(b)(k)	12,482,667	12,488,286
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 10/20/61 (a)(b)(k)	6,291,076	6,302,103
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 11/20/61 (a)(b)(k)	5,370,810	5,396,491
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 1.9333% 1/20/62 (a)(b)(k)	3,524,798	3,541,367
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 1/20/62 (a)(b)(k)	5,166,034	5,179,901
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 1.8633% 3/20/62 (a)(b)(k)	3,220,142	3,228,202
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (a)(b)(k)	4,406,141	4,414,298
Series 2012-H23 Class WA, 1 month U.S. LIBOR + 0.520% 1.7533% 10/20/62 (a)(b)(k)	171,236	171,157
Series 2012-H26, Class CA, 1 month U.S. LIBOR + 0.530% 1.7633% 7/20/60 (a)(b)(k)	8,850,835	8,867,756
Series 2013-H07 Class BA, 1 month U.S. LIBOR + 0.360% 1.5933% 3/20/63 (a)(b)(k)	203,007	201,861
Series 2014-H03 Class FA, 1 month U.S. LIBOR + 0.600% 1.8333% 1/20/64 (a)(b)(k)	5,106,954	5,116,348
Series 2014-H05 Class FB, 1 month U.S. LIBOR + 0.600% 1.8333% 12/20/63 (a)(b)(k)	13,548,370	13,577,327
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 1.7333% 6/20/64 (a)(b)(k)	4,266,938	4,262,403
Series 2015-H07 Class FA, 1 month U.S. LIBOR + 0.300% 1.5333% 3/20/65 (a)(b)(k)	9,229,680	9,228,202
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 1.5133% 5/20/63 (a)(b)(k)	7,054,317	7,051,978
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 1.4333% 4/20/63 (a)(b)(k)	10,571,814	10,561,489
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 1.6306% 12/20/62 (a)(b)(k)	19,614,239	19,625,378
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	671,120	747,570
Series 1997-8 Class PE, 7.5% 5/16/27	284,157	327,730
Series 2010-158 Class MS, 10.000%- 1 month U.S. LIBOR 7.4347% 12/20/40 (a)(i)	7,292,000	8,164,634
Series 2011-136 Class WI, 4.5% 5/20/40 (h)	1,420,798	168,778
sequential payer:
Series 2004-24 Class ZM, 5% 4/20/34	2,585,335	2,811,075
Series 2010-160 Class DY, 4% 12/20/40	22,886,657	24,115,681
Series 2010-170 Class B, 4% 12/20/40	5,145,278	5,421,656
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 1.7333% 9/20/62 (a)(b)(k)	38,223,399	38,309,658
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 1.8833% 11/20/65 (a)(b)(k)	6,938,766	6,959,543
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2365% 5/16/34 (a)(h)(i)	450,134	76,847
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9365% 8/17/34 (a)(h)(i)	531,656	110,845
Series 2007-35 Class SC, 40.200% - 1 month U.S. LIBOR 32.619% 6/16/37 (a)(i)	32,440	57,337
Series 2010-116 Class QB, 4% 9/16/40	1,652,857	1,739,039
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 4.6865% 2/16/40 (a)(h)(i)	3,380,972	491,407
Series 2010-H10 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 5/20/60 (a)(b)(k)	3,688,410	3,664,735
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 4.8173% 7/20/41 (a)(h)(i)	2,157,793	338,237
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4365% 6/16/42 (a)(h)(i)	1,644,994	294,059
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (a)(i)	4,009,984	4,169,995
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (a)(i)	10,200,089	10,772,724
Series 2013-149 Class MA, 2.5% 5/20/40	27,709,383	27,526,647
Series 2015-H13 Class HA, 2.5% 8/20/64 (k)	44,120,293	44,243,349
Series 2015-H17:
Class GZ, 4.4182% 5/20/65 (a)(k)	792,941	829,477
Class HA, 2.5% 5/20/65 (k)	19,804,910	19,861,000
Series 2015-H21 Class HA, 2.5% 6/20/63 (k)	975,836	978,347
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 1.65% 5/20/66 (a)(b)(k)	35,051,687	35,265,464
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (a)(b)(k)	35,782,859	35,885,412
		657,502,372
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $661,826,551)		657,502,372

Commercial Mortgage Securities - 2.8%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	69,585,100	68,842,836
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (a)(b)	17,300,000	17,299,998
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (a)(b)	34,700,000	34,699,997
sequential payer Series K069 Class A1, 2.892% 6/25/27	18,200,000	18,424,002
Series 2017-K727 Class A2, 2.946% 7/25/24	31,318,000	31,850,387
Series 2017-K728 Class A2, 3.121% 8/25/24 (a)	12,400,000	12,698,041
Series K068 Class A1, 2.952% 2/25/27	8,382,229	8,515,918
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $193,513,197)		192,331,179
	Shares	Value

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 1.13% (l)
(Cost $75,995,396)	75,980,200	75,995,396
TOTAL INVESTMENT IN SECURITIES - 105.4%
(Cost $7,420,697,949)		7,368,675,441
NET OTHER ASSETS (LIABILITIES) - (5.4)%		(374,882,275)
NET ASSETS - 100%		$6,993,793,166

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
3% 12/1/47	$(4,300,000)	$(4,287,039)
3% 12/1/47	(22,300,000)	(22,232,783)
3% 12/1/47	(11,300,000)	(11,265,940)
TOTAL TBA SALE COMMITMENTS
(Proceeds $37,918,207)		$(37,785,762)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	252	March 2018	$29,318,625	$(102,876)	$(102,876)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	43	March 2018	7,089,625	(54,469)	(54,469)

TOTAL PURCHASED					(157,345)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	1,300	March 2018	161,260,938	870,708	870,708
CBOT 2-Year U.S. Treasury Note Contracts (United States)	74	March 2018	15,866,063	11,418	11,418
CBOT Long Term U.S. Treasury Bond Contracts (United States)	137	March 2018	20,785,469	111,018	111,018

TOTAL SOLD					993,144

TOTAL FUTURES CONTRACTS					$835,799

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 2.8%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3-month LIBOR(3)	Quarterly	2.5%	Semi - annual	LCH	Dec. 2027	$44,100,000	$857,113	$0	$857,113
3-month LIBOR(3)	Quarterly	2.75%	Semi - annual	LCH	Dec. 2047	2,400,000	82,726	0	82,726

TOTAL INTEREST RATE SWAPS							$939,839	$0	$939,839

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,737,937.

 (e) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $2,925,275.

 (f) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $206,333.

 (g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $20,537,720 or 0.3% of net assets.

 (h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (i) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$314,296
Total	$314,296

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$6,422,308,774	$--	$6,422,308,774	$--
Asset-Backed Securities	89,380,556	--	89,380,556	--
Collateralized Mortgage Obligations	657,502,372	--	657,502,372	--
Commercial Mortgage Securities	123,488,343	--	123,488,343	--
Money Market Funds	75,995,396	75,995,396	--	--
Total Investments in Securities:	$7,368,675,441	$75,995,396	$7,292,680,045	$--
Derivative Instruments:
Assets
Futures Contracts	$993,144	$993,144	$--	$--
Swaps	939,839	--	939,839	--
Total Assets	$1,932,983	$993,144	$939,839	$--
Liabilities
Futures Contracts	$(157,345)	$(157,345)	$--	$--
Total Liabilities	$(157,345)	$(157,345)	$--	$--
Total Derivative Instruments:	$1,775,638	$835,799	$939,839	$--
Other Financial Instruments:
TBA Sale Commitments	$(37,785,762)	$--	$(37,785,762)	$--
Total Other Financial Instruments:	$(37,785,762)	$--	$(37,785,762)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018